Goodwill - Schedule of Effect on Cash Flows (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Effect on Cash Flows [Abstract]
Cash paid (Note 4.1)	$ 28,080,000	$ 3,607,724
Less: Cash and bank balances in subsidiary acquired	(1,759)	(226)
Cash outflow on acquisition	$ 28,078,241	$ 3,607,498